Segment information (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 38,986	$ 30,746	$ 15,622
Costs	(24,780)	(19,330)	(9,380)
Gross profit / (loss)	15,551	11,546	6,851
Net gain from fair value adjustments of investment properties	22,629	4,888	17,516
General and administrative expenses	(4,414)	(3,628)	(1,950)
Selling expenses	5,306	4,503	2,173
Other operating results, net	1,152	(128)	(110)
Profit / (loss) from operations	29,964	8,255	19,598
Share of (loss) / profit of associates and joint ventures	(603)	96	534
Segment (loss) / profit	17,780	5,028	9,118
Property, plant and equipment	20,646	31,150	26,801
Investments in joint ventures and associates	24,747	8,227
Corporate [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Costs
Gross profit / (loss)
Net gain from fair value adjustments of investment properties
General and administrative expenses	(89)	(84)	(76)
Selling expenses
Management fees
Other operating results, net
Profit / (loss) from operations	(89)	(84)	(76)
Segment (loss) / profit	(89)	(84)	(76)
Property, plant and equipment
Investments in joint ventures and associates
Other reportable assets
Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	2,478	1,718	1,144
Costs	(2,268)	(1,574)	(1,065)
Gross profit / (loss)	210	144	79
Net gain from fair value adjustments of investment properties
General and administrative expenses	(108)	(72)	(53)
Selling expenses	(181)	(130)	(90)
Management fees
Other operating results, net	38	5	2
Profit / (loss) from operations	(41)	(53)	(62)
Segment (loss) / profit	(42)	(57)	(65)
Property, plant and equipment	117	97	42
Investments in joint ventures and associates	44	4
Other reportable assets	361	240	162
Operations Center in Argentina [Member] | Total [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	5,308	4,311	3,284
Costs	(1,067)	(910)	(659)
Gross profit / (loss)	4,241	3,401	2,625
Net gain from fair value adjustments of investment properties	21,275	4,489	18,167
General and administrative expenses	(903)	(683)	(487)
Selling expenses	(432)	(355)	(264)
Management fees
Other operating results, net	(78)	(68)	(12)
Profit / (loss) from operations	24,103	6,784	20,029
Share of (loss) / profit of associates and joint ventures	(1,269)	(94)	126
Segment (loss) / profit	22,834	6,690	20,155
Investment and trading properties	64,896	41,796	36,759
Property, plant and equipment	349	267	238
Investments in joint ventures and associates	1,018	2,719	1,967
Other reportable assets	209	132	143
Reportable assets	66,472	44,914	39,107
Operations Center in Argentina [Member] | Shopping Malls [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	3,665	3,047	2,409
Costs	(330)	(350)	(250)
Gross profit / (loss)	3,335	2,697	2,159
Net gain from fair value adjustments of investment properties	11,340	2,068	16,132
General and administrative expenses	(320)	(261)	(179)
Selling expenses	(238)	(188)	(145)
Management fees
Other operating results, net	(57)	(58)	(63)
Profit / (loss) from operations	14,060	4,258	17,904
Share of (loss) / profit of associates and joint ventures
Segment (loss) / profit	14,060	4,258	17,904
Investment and trading properties	40,468	28,799	26,613
Property, plant and equipment	56	55	49
Investments in joint ventures and associates
Other reportable assets	33	31	33
Reportable assets	40,557	28,885	26,695
Operations Center in Argentina [Member] | Offices [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	532	434	332
Costs	(46)	(29)	(25)
Gross profit / (loss)	486	405	307
Net gain from fair value adjustments of investment properties	4,932	1,373	1,226
General and administrative expenses	(87)	(70)	(85)
Selling expenses	(57)	(46)	(24)
Management fees
Other operating results, net	(4)	(12)	(6)
Profit / (loss) from operations	5,270	1,650	1,418
Share of (loss) / profit of associates and joint ventures
Segment (loss) / profit	5,270	1,650	1,418
Investment and trading properties	13,133	7,422	5,534
Property, plant and equipment	33	42	19
Investments in joint ventures and associates
Other reportable assets	13	44	11
Reportable assets	13,179	7,508	5,564
Operations Center in Argentina [Member] | Sales and developments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	120	99	8
Costs	(44)	(43)	(20)
Gross profit / (loss)	76	56	(12)
Net gain from fair value adjustments of investment properties	4,771	849	773
General and administrative expenses	(78)	(40)	(24)
Selling expenses	(21)	(21)	(23)
Management fees
Other operating results, net	11	(36)	(34)
Profit / (loss) from operations	4,759	808	680
Share of (loss) / profit of associates and joint ventures	26	14	5
Segment (loss) / profit	4,785	822	685
Investment and trading properties	10,670	5,328	4,575
Property, plant and equipment			2
Investments in joint ventures and associates	163	95	62
Other reportable assets	51	47	91
Reportable assets	10,884	5,470	4,730
Operations Center in Argentina [Member] | Hotels [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	973	725	534
Costs	(624)	(484)	(362)
Gross profit / (loss)	349	241	172
Net gain from fair value adjustments of investment properties
General and administrative expenses	(193)	(135)	(103)
Selling expenses	(114)	(97)	(69)
Management fees
Other operating results, net	(17)	(1)	(2)
Profit / (loss) from operations	25	8	(2)
Share of (loss) / profit of associates and joint ventures
Segment (loss) / profit	25	8	(2)
Investment and trading properties
Property, plant and equipment	171	168	166
Investments in joint ventures and associates
Other reportable assets	12	10	8
Reportable assets	183	178	174
Operations Center in Argentina [Member] | International [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Costs
Gross profit / (loss)
Net gain from fair value adjustments of investment properties
General and administrative expenses	(46)	(43)	(24)
Selling expenses
Management fees
Other operating results, net	(23)	27	92
Profit / (loss) from operations	(69)	(16)	68
Share of (loss) / profit of associates and joint ventures	(1,923)	(196)	(130)
Segment (loss) / profit	(1,992)	(212)	(62)
Investment and trading properties
Property, plant and equipment	89	2	2
Investments in joint ventures and associates	(1,740)	570	143
Other reportable assets
Reportable assets	(1,651)	572	145
Operations Center in Argentina [Member] | Corporate [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Costs
Gross profit / (loss)
Net gain from fair value adjustments of investment properties
General and administrative expenses	(151)	(132)	(72)
Selling expenses
Management fees
Other operating results, net
Profit / (loss) from operations	(151)	(132)	(72)
Share of (loss) / profit of associates and joint ventures
Segment (loss) / profit	(151)	(132)	(72)
Investment and trading properties
Property, plant and equipment
Investments in joint ventures and associates
Other reportable assets
Reportable assets
Operations Center in Argentina [Member] | Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	18	6	1
Costs	(23)	(4)	(2)
Gross profit / (loss)	(5)	2	(1)
Net gain from fair value adjustments of investment properties	232	199	36
General and administrative expenses	(28)	(2)
Selling expenses	(2)	(3)	(3)
Management fees
Other operating results, net	12	12	1
Profit / (loss) from operations	209	208	33
Share of (loss) / profit of associates and joint ventures	628	88	251
Segment (loss) / profit	837	296	284
Investment and trading properties	625	247	37
Property, plant and equipment
Investments in joint ventures and associates	2,595	2,054	1,762
Other reportable assets	100
Reportable assets	$ 3,320	$ 2,301	$ 1,799